Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Summary of Inventories	The Group’s inventory balances as of 30 June 2023 and 31 December 2022 are as follows (in thousands):
	30 June 2023	31 December 2022
Raw materials and supplies	47,835	41,961
Work in progress	31,806	29,450
Finished goods	1,514	2,121
Inventory reserves	(1,789)	(2,062)
	79,366	71,470